Bank overdrafts and short-term borrowings	12 Months Ended
Dec. 31, 2021
Bank Overdrafts And Short Term Borrowings [Abstract]
Bank overdrafts and short-term borrowings

25 Bank overdrafts and short-term borrowings

Bank overdrafts and short-term borrowings as at December 31, 2021 and 2020 are analysed as follows:

	31/12/21	31/12/20
Bank overdrafts	1,223	2,111
Borrowings related to a recourse factoring agreement	26,341	22,246
Borrowings secured with trade receivables not part of factoring agreement	8,327	5,629
Borrowings unsecured	256	826
Total	36,147	30,812

The weighted average interest rates on the bank overdrafts and short-term borrowings for the years ended December 31, 2021 and 2020 are as follows:

	2021	2020
Bank overdrafts	5.53%	5.50%
Borrowings	3.92%	3.90%

As at December 31, 2021, the unused portion of credit facilities available to the Group, for which no commitment fees are due, amount to 14,947 (23,916 as at December 31, 2020). Such unused portion is related to a recourse factoring agreement for export-related trade receivables (10,222), borrowings to be secured with trade receivables (1,980) and bank overdrafts (2,745).